     As filed with the Securities and Exchange Commission on August 18, 2003.
                                                             File No. 333-105266
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                           [   ]
                                     -------
         Post-Effective Amendment No.   1                      [ X ]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    299                                  [ X ]
                       --------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
      -----

        X    on September 5, 2003, pursuant to paragraph (b) of Rule 485
      -----

             60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----

             on _____, pursuant to paragraph (a)(1) of Rule 485
      -----

             this post-effective amendment designates a new effective ----- date for a previously filed post-effective amendment.

Pursuant to rule 24f-2(a)(1) under the Investment Company Act of 1940, the registrant has registered an indefinite amount of securities.

The purpose of this Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-105266) is to supplement the Prospectus contained in this registration statement.

The Prospectus and Statement of Additional Information (including all financial statements therein) for [Product Name] variable annuity is incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-105266), as filed on July 31, 2003, and declared effective on August 13, 2003.

A supplement to the Prospectus mentioned above is included in Part A of this Post-Effective Amendment.

                                     PART A

  SUPPLEMENT DATED SEPTEMBER 5, 2003 TO YOUR PROSPECTUS DATED MAY 1, 2003

The following is added to the sub-section of the prospectus entitled "What Annuity Payout Options are available?" in the "Highlights" section of the prospectus and to the sub-section of the prospectus entitled "Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?" in the "Annuity Payouts" section of the prospectus:

      You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

The third paragraph under "How do I purchase a Contract?" in "The Contract" section of the prospectus is replaced with the following:

      If you purchase your Contract in Alabama or Oregon, we will accept subsequent Premium Payments only during the first 6 Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.

The following is added to the discussion of the Asset Protection Death Benefit in the "Death Benefit" section of the prospectus:

      Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

The following is added to the second to last paragraph under "Abusive Transfers" in the sub-section of the prospectus entitled "Can I transfer from one Sub-Account to another?" in "The Contract" section of the prospectus:

      If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

The following replaces the first sentence in the first paragraph under the sub-section entitled "How is the Death Benefit paid?" in the "Death Benefit" section of the prospectus:

      The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit.

      THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
      REFERENCE.

HV-4271

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a) Articles of Incorporation of Hartford.(4)

          (6)  (b) Bylaws of Hartford.(5)

          (7)  Form of Reinsurance Agreement.(6)

          (8)  Form of Fund Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

----------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 333-39612, dated September 6, 2000.

          (10) (a) Consent of Deloitte & Touche LLP.

          (10) (b) Consent of Arthur Andersen LLP.(8)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(9)

Item 25.  Directors and Officers of the Depositor

--------------------------------- ----------------------------------------------
NAME                              POSITION WITH HARTFORD
--------------------------------- ----------------------------------------------
David A. Carlson                  Vice President, Director*
--------------------------------- ----------------------------------------------
Kristine L. Curcio                Vice President and Actuary
--------------------------------- ----------------------------------------------
Bruce W. Ferris                   Vice President
--------------------------------- ----------------------------------------------
Timothy M. Fitch                  Senior Vice President and Actuary
--------------------------------- ----------------------------------------------
Mary Jane B. Fortin               Senior Vice President
--------------------------------- ----------------------------------------------
Lois W. Grady                     Executive Vice President
--------------------------------- ----------------------------------------------
Ryan Johnson                      Vice President
--------------------------------- ----------------------------------------------
Stephen T. Joyce                  Senior Vice President
--------------------------------- ----------------------------------------------
Michael D. Keeler                 Senior Vice President
--------------------------------- ----------------------------------------------
Kristine J. Kelliher              Vice President
--------------------------------- ----------------------------------------------
Patrice Kelly-Ellis               Senior Vice President
--------------------------------- ----------------------------------------------
Robert A. Kerzner                 Executive Vice President, Director*
--------------------------------- ----------------------------------------------
David N. Levenson                 Senior Vice President
--------------------------------- ----------------------------------------------
Joseph F. Mahoney                 Vice President
--------------------------------- ----------------------------------------------
Thomas M. Marra                   President, Chief Executive Officer and
                                  Chairman of the Board, Director*
--------------------------------- ----------------------------------------------
Ernest M. McNeill, Jr.            Vice President & Chief Accounting Officer
--------------------------------- ----------------------------------------------

----------

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

--------------------------------- ----------------------------------------------
NAME                              POSITION WITH HARTFORD
--------------------------------- ----------------------------------------------
Tom Nassiri                       Vice President
--------------------------------- ----------------------------------------------
Joseph J. Noto                    Vice President
--------------------------------- ----------------------------------------------
Marianne O'Doherty                Vice President and Assistant General Counsel
--------------------------------- ----------------------------------------------
Craig R. Raymond                  Senior Vice President and Chief Actuary
--------------------------------- ----------------------------------------------
Christine Hayer Repasy            Senior Vice President, General Counsel and
                                  Corporate Secretary, Director*
--------------------------------- ----------------------------------------------
Michael J. Roscoe                 Vice President and Actuary
--------------------------------- ----------------------------------------------
Martin A. Swanson                 Vice President
--------------------------------- ----------------------------------------------
Andrew J. Waggoner                Vice President
--------------------------------- ----------------------------------------------
John C. Walters                   Executive Vice President, Director*
--------------------------------- ----------------------------------------------
Eric H. Wietsma                   Vice President
--------------------------------- ----------------------------------------------
Lizabeth H. Zlatkus               Executive Vice President and Chief Financial
                                  Officer, Director*
--------------------------------- ----------------------------------------------
David M. Znamierowski             Senior Vice President and Chief Investment
                                  Officer, Director*
--------------------------------- ----------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of June 30, 2003, there were 276,211 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          A.   involved a knowing and culpable violation of law by the director;

          B. enabled the director or an associate to receive an improper personal gain;

          C. showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          D. constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          E. created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
                   (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two
                   (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two
                   (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two
                   (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two
                   (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven

               Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate
                   Account One
               Hartford Life and Annuity Insurance Company - Separate
                   Account Ten
               Hartford Life and Annuity Insurance Company - Separate
                   Account Three
               Hartford Life and Annuity Insurance Company - Separate
                   Account Five
               Hartford Life and Annuity Insurance Company - Separate
                   Account Six
               Hartford Life and Annuity Insurance Company - Separate
                   Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate
                   Account AMLVA
               American Maturity Life Insurance Company - Separate
                   Account One
               Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                          POSITIONS AND OFFICES
               NAME                         WITH UNDERWRITER
               ----                       ---------------------
               David A. Carlson                Vice President
               Bruce W. Ferris                 Vice President
               George R. Jay                   Controller
               Stephen T. Joyce                Vice President
               Ryan Johnson                    Vice President
               Thomas M. Marra                 President, Chief Executive Officer and
                                               Chairman of the Board, Director
               Christine Hayer Repasy          Senior Vice President, General Counsel and
                                               Corporate Secretary
               Martin A. Swanson               Vice President
               John C. Walters                 Executive Vice President, Director
               Lizabeth H. Zlatkus             Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of August, 2003.

   HARTFORD LIFE INSURANCE COMPANY -
   SEPARATE ACCOUNT TWO
         (Registrant)

By:  /s/ Thomas M. Marra                       *By: /s/ Christopher M. Grinnell
     -----------------------------------            ---------------------------
     Thomas M. Marra, President, Chief                  Christopher M. Grinnell
     Executive Officer and Chairman of                  Attorney-in-Fact
     the Board*

   HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By:  /s/ Thomas M. Marra
     -----------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Vice President, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice
     President, General Counsel & Corporate    *By: /s/ Christopher M. Grinnell
     Secretary, Director*                           ---------------------------
John C. Walters, Executive Vice President,              Christopher M. Grinnell
     Director*                                          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice
     President and Chief Financial Officer,
     Director*                                  Date:  August 15, 2003
David M. Znamierowski, Senior Vice
     President & Chief Investment Officer,
     Director*

333-105266

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)(a) Consent of Deloitte and Touche LLP.

(15)    Copy of Power of Attorney.